Document and Entity Information	Mar. 14, 2023
Cover [Abstract]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001685316
Document Type	8-K
Document Period End Date	Mar. 14, 2023
Entity Registrant Name	OBSEVA SA
Entity Incorporation State Country Code	V8
Entity File Number	001-37993
Entity Address, Address Line One	Chemin des Aulx, 12
Entity Address, Address Line Two	Plan-les-Ouates
Entity Address, Address Line Three	Plan-les-Ouates
Entity Address, City or Town	Geneva
Entity Address, Country	CH
Entity Address, Postal Zip Code	1228
City Area Code	+ 41
Local Phone Number	22 552 38 40
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, par value CHF 1/13 per share
Trading Symbol	OBSV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false